Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended		24 Months Ended	12 Months Ended			9 Months Ended			12 Months Ended							3 Months Ended	12 Months Ended
	May 06, 2011	Jul. 31, 2011	Jul. 07, 2011	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 15, 2012	Jul. 19, 2011	Feb. 09, 2011	Nov. 02, 2010	Dec. 31, 2008	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 Minimum [Member] Restricted Stock [Member]	Dec. 31, 2010 Maximum [Member] Restricted Stock [Member]	Dec. 31, 2010 Accrued [Member]	Dec. 31, 2010 Cash Paid [Member]	Jan. 04, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock [Member] Certain Non-Employee Members of the Board of Directors [Member]	Dec. 31, 2010 Restricted Stock [Member] Certain Non-Employee Members of the Board of Directors [Member]	Dec. 31, 2011 Restricted Stock [Member] Certain Non-Employee Members of the Board of Directors [Member]	Dec. 31, 2010 Restricted Stock [Member] Certain Employees and Outside Consultants [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Sep. 30, 2011 Equity Component of Earnout Obligation [Member]	Dec. 31, 2011 Equity Component of Earnout Obligation [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2010 Equity Component of Earnout Obligation [Member]	Dec. 31, 2009 Equity Component of Earnout Obligation [Member]	Dec. 31, 2011 Options and Warrants [Member]	Dec. 31, 2010 Options and Warrants [Member]	Dec. 31, 2011 Unsubordinated Unsecured Note [Member]	Dec. 31, 2010 Unsubordinated Unsecured Note [Member]	Dec. 31, 2010 Employees and Non-Employee Directors [Member]	Dec. 31, 2011 Employees and Non-Employee Directors [Member]	Dec. 31, 2010 Employees and Non-Employee Directors [Member]	Dec. 31, 2009 Employees and Non-Employee Directors [Member]	Dec. 31, 2011 Cash Paid to Settle 2009 and 2010 Acquisitions [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio							5.1411
Common Stock, Shares Authorized (in Shares)						250,000,000	250,000,000
Preferred Stock, Shares Authorized (in Shares)						50,000,000	50,000,000
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax						$ (960,000)	$ 844,000
Allowance for Doubtful Accounts Receivable						2,700,000	815,000
Concentration Risk, Percentage								11.00%
Cash and Cash Equivalents, at Carrying Value						8,416,000	33,624,000	1,499,000					1,203,000			5,900,000
Deferred Finance Costs, Gross						3,000,000	2,100,000	1,700,000											7,400,000	4,400,000													6,700,000
Payments of Debt Extinguishment Costs		621,000			3,200,000
Line of Credit Facility, Increase (Decrease), Other, Net	55,000,000	(37,500,000)	(37,500,000)
Line of Credit Facility, Maximum Borrowing Capacity	300,000,000	262,500,000	262,500,000								245,000,000	180,000,000
Proceeds from Unsecured Notes Payable						250,000,000
Debt Instrument, Interest Rate, Stated Percentage						9.00%			9.00%	9.00%
Interest Expense						1,900,000	872,000	132,000
Deferred Rent Credit						1,500,000	681,000
Deferred Revenue						2,600,000
Deferred Costs, Current						1,600,000
Marketing and Advertising Expense						2,200,000	1,200,000	448,000
Facility Lease Terms Maximum Period						10
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)																																		1,300,000	113,000	219,000	7,800,000	5,500,000	68,000	135,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																																										3,173,900	4,172,687	772,239
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																					$ 4.23																					$ 7.69	$ 2.06	$ 0.79
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)																																										$ 24,400,000	$ 8,600,000	$ 614,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	two	three			three																					50%	three
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)						4,682,853																																				1,810,166
Allocated Share-based Compensation Expense, Net of Tax																																									694,000
Share-based Compensation						7,834,000	1,816,000	218,000						2,000,000	5,400,000										279,000		88,000		177,000	61,000												7,400,000	1,700,000	218,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																						22,900,000	7,300,000		248,000	102,000	248,000		112,000	289,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																					3	1.7	2.1		0.6				0.7	1.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						8,745,000																7,400,000	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)						2,281,246																	1,795,615	234,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 6.06																	$ 4.19	$ 2.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																									31,200	50,473		24,934
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																									$ 13.62	$ 3.75		$ 14.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																									425,000	189,000		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																									one
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)																													13,708
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						3,173,900	4,172,687	772,239													2,200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Total Fair Value																					9,300,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability				1,900,000		4,600,000																																							506,000
Common Stock, Shares, Issued (in Shares)						34,090,618	32,216,104																									58,000
Common Stock, Value, Issued																																808,000
Selling, General and Administrative Expense						84,133,000	37,689,000	15,811,000																							222,000
Interest Expense, Other																															$ 1,200,000